RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Disclosure of transactions between related parties
The following table summarizes other transactions the company has entered into with related parties:

	Year ended December 31,
(US$ MILLIONS)	2021	2020	2019
Transactions during the period
Revenues (1)	$418	$609	$450
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(1)Within the business services segment, the company provides construction services to affiliates of Brookfield.

(US$ MILLIONS)	December 31, 2021	December 31, 2020
Balances at end of period:
Accounts and other receivable, net	$106	$117
Accounts payable and other	5	5
Loan payable to Brookfield Business Partners (1)	1,860	—
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(1)On November 29 2021, the company issued a non-interest bearing demand promissory note of $1,860 million to a subsidiary of the partnership in connection with the BBUC reorganization. See Note 1 for additional details.